UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum     New York, New York    August 15, 2005
     [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  5*

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $3,164,400 (in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                    Title of              Market Value   SH/Prn    SH/ PUT/ Investment   Other   Voting Authority
Name of Issuer                       Class        CUSIP     (x1,000)     Amount    Prn CALL Discretion Managers  Sole Shared None
Allstate Corporation             Common         020002101       9,647     161,450  SH        DEFINED     1,3,5          x
American International Group Inc Common         026874107      91,481   1,574,550  SH        DEFINED   1,2,3,4,5        x
Astoria Financial Corp           Common         046265104      33,168   1,165,026  SH        DEFINED      1,5           x
Autozone Inc                     Common         053332102      33,730     364,810  SH        DEFINED     2,4,5          x
Avalonbay Communities Inc        Common         053484101       6,320      78,223  SH        DEFINED      1,5           x
Bank of America Corp             Common         060505104      53,277   1,168,098  SH        DEFINED      1,5           x
Bank of New York Inc             Common         064057102      86,436   3,003,350  SH        DEFINED   1,2,3,4,5        x
Bay View Cap Corp Del            Common         07262L309         144       9,298  SH        DEFINED      1,5           x
Bear Stearns Cos Inc             Common         073902108     113,852   1,095,358  SH        DEFINED   1,2,3,4,5        x
Beazer Homes USA Inc             Common         07556Q105     117,052   2,048,162  SH        DEFINED   1,2,3,4,5        x
Brookfield Ppty Corp             Common         112900105       4,149     144,066  SH        DEFINED      1,5           x
Brown & Brown Inc                Common         115236101      22,673     504,525  SH        DEFINED     1,3,5          x
Burlington Northern Santa Fe     Common         12189T104       4,237      90,000  SH        DEFINED      4,5           x
Capital One Financial Corp       Common         14040H105      12,407     155,067  SH        DEFINED     1,3,5          x
Cemex S A                        Common         151290889      69,775   1,644,857  SH        DEFINED     2,4,5          x
CIT Group Inc                    Common         125581108      18,232     424,300  SH        DEFINED     1,3,5          x
Citigroup Inc                    Common         172967101     154,468   3,341,295  SH        DEFINED   1,2,3,4,5        x
City National Corp               Common         178566105       5,758      80,290  SH        DEFINED      1,5           x
Comerica Inc                     Common         200340107       5,781     100,016  SH        DEFINED      1,5           x
Commerce Bancorp Inc NJ          Common         200519106      11,145     367,700  SH  CALL  DEFINED   1,2,3,4,5        x
Commerce Bancorp Inc NJ          Common         200519106     175,887   5,802,926  SH        DEFINED   1,2,3,4,5        x
Community Health Systems Inc New Common         203668108       6,411     169,644  SH        DEFINED      4,5           x
Conseco Inc                      Common New     208464883      14,382     659,100  SH        DEFINED     1,3,5          x
Countrywide Financial Corp       Common         222372104      51,459   1,332,800  SH  CALL  DEFINED   1,2,3,4,5        x
Countrywide Financial Corp       Common         222372104     233,646   6,051,441  SH        DEFINED   1,2,3,4,5        x
Emcor Group Inc                  Common         29084Q100      27,734     567,152  SH        DEFINED     2,4,5          x
Equifax Inc                      Common         294429105      16,582     464,360  SH        DEFINED     1,4,5          x
Federal Home Ln Mtg Corp         Common         313400301      18,390     281,924  SH        DEFINED     1,4,5          x
Federated Investors Inc PA       CL B           314211103       7,240     241,264  SH        DEFINED     1,3,5          x
Fidelity National Financial Inc  Common         316326107     109,619   3,071,413  SH        DEFINED   1,2,3,4,5        x
Fifth Third Bancorp              Common         316773100      78,093   1,896,847  SH        DEFINED   1,2,3,4,5        x
First American Corp Calif        Common         318522307     116,855   2,911,175  SH        DEFINED   1,2,3,4,5        x
First American Corp Calif        Common         318522307       3,275      81,600  SH  CALL  DEFINED   1,2,3,4,5        x
First Data Corp                  Common         319963104       6,729     167,650  SH        DEFINED     1,3,5          x
Fomento Economico Mexicano       Spon ADR Units 344419106      39,531     663,610  SH        DEFINED     2,4,5          x
Fresh Del Monte Produce Inc      ORD            G36738105         538      20,000  SH        DEFINED      4,5           x
Friedman Billings Ramsey Gro     CL A           358434108       3,515     245,799  SH        DEFINED     1,4,5          x
Genworth Financial Inc           Common Cl A    37247D106      16,288     538,807  SH        DEFINED    1,3,4,5         x
Intl Business Machines           Common         459200101       1,533      20,660  SH        DEFINED      4,5           x
ITT Educational Services Inc     Common         45068B109      18,993     355,550  SH        DEFINED     2,4,5          x
JP Morgan & Chase & Co           Common         46625H100      34,562     978,539  SH        DEFINED     1,3,5          x
LaFarge North America Inc        Common         505862102       8,497     136,078  SH        DEFINED      4,5           x
Lakeland Bancorp Inc             Common         511637100       2,060     131,998  SH        DEFINED                    x
Landamerica Financial Group      Common         514936103      52,628     886,440  SH        DEFINED   1,2,3,4,5        x
Laureate Education Inc           Common         518613104      43,670     912,450  SH        DEFINED     2,4,5          x
Lear Corp                        Common         521865105         597      16,410  SH        DEFINED                    x
Lennar Corp                      CL A           526057104      56,554     891,323  SH        DEFINED   1,2,3,4,5        x
Linens N Things Inc              Common         535679104      20,539     868,100  SH        DEFINED     2,4,5          x
M/I Homes Inc                    Common         55305B101      52,176     964,430  SH        DEFINED   1,2,3,4,5        x
Manpower Inc                     Common         56418H100       6,130     154,100  SH        DEFINED     2,4,5          x
Masco Corp                       Common         574599106      41,511   1,307,035  SH        DEFINED     2,4,5          x
MBIA Inc                         Common         55262C100       1,651      27,840  SH        DEFINED      1,5           x
MBNA Corp                        Common         55262L100      24,122     922,107  SH        DEFINED    1,3,4,5         x
Metlife Inc                      Common         59156R108         652      14,505  SH        DEFINED                    x
Microsoft Corp                   Common         594918104      11,314     455,462  SH        DEFINED     2,4,5          x
Monaco Coach Group               Common         60886R103      11,644     677,350  SH        DEFINED     2,4,5          x
Moody's Corp                     Common         615369105         845      18,800  SH        DEFINED                    x
National City Corp               Common         635405103         400      11,728  SH        DEFINED                    x
North Fork Bancorporation NY     Common         659424105         540      19,228  SH        DEFINED                    x
Nuveen Investments Inc           CL A           67090F106      14,136     375,750  SH        DEFINED     1,3,5          x
O Charleys Inc                   Common         670823103       9,739     551,496  SH        DEFINED     2,4,5          x
Pacific Cap Bancorp New          Common         69404P101       3,650      98,639  SH        DEFINED      1,5           x
Piper Jaffray Cos                Common         724078100         364      11,976  SH        DEFINED      1,5           x
Principal Finl Group Inc         Common         74251V102         503      12,000  SH        DEFINED      1,5           x
Progressive Corp Ohio            Common         743315103       3,436      34,775  SH        DEFINED      1,5           x
Protective Life Corp             Common         743674103      13,566     321,307  SH        DEFINED    1,3,4,5         x
Pulte Homes Inc                  Common         745867101     112,438   1,334,574  SH        DEFINED   1,2,3,4,5        x
Rent A Center Inc New            Common         76009N100      41,832   1,796,150  SH        DEFINED   1,2,3,4,5        x
Royal Caribbean Cruises Ltd      Common         V7780T103       9,395     194,275  SH        DEFINED      4,5           x
Sovereign Bancorp Inc            Common         845905108      44,916   2,010,559  SH        DEFINED    1,3,4,5         x
St. Paul Travelers Inc           Common         792860108      70,710   1,788,775  SH        DEFINED   1,2,3,4,5        x
Suntrust Banks Inc               Common         867914103      12,125     167,844  SH        DEFINED     1,3,5          x
TCF Financial Corp               Common         872275102       5,854     226,182  SH        DEFINED      1,5           x
Thor Industries Inc              Common         885160101       3,465     110,251  SH        DEFINED     1,4,5          x
Toll Brothers Inc                Common         889478103     100,756     992,181  SH        DEFINED     1,4,5          x
UnionBancal Corp                 Common         908906100         551       8,235  SH        DEFINED                    x
US Bancorp Del                   Common New     902973304     111,670   3,824,330  SH        DEFINED   1,2,3,4,5        x
USI Holdings                     Common         90333H101      16,493   1,280,480  SH        DEFINED     1,3,5          x
Valspar Corp                     Common         920355104      38,743     802,300  SH        DEFINED     2,4,5          x
Vornado Realty Trust             SH BEN INT     929042109       3,867      48,097  SH        DEFINED      1,5           x
Wachovia Corp 2nd New            Common         929903102      39,867     803,762  SH        DEFINED   1,2,3,4,5        x
Wal Mart Stores Inc              Common         931142103      36,216     751,378  SH        DEFINED     2.4.5          x
Washington Mutual Inc            Common         939322103      24,127     592,954  SH        DEFINED      1,5           x
WCI Communities Inc              Common         92923C104      54,456   1,700,165  SH        DEFINED   1,2,3,4,5        x
Wells Fargo & Co New             Common         949746101     110,930   1,801,398  SH        DEFINED   1,2,3,4,5        x
Westamerica Bancorp              Common         957090103       3,192      60,451  SH        DEFINED      1,5           x
Willis Group Holdings Ltd        SHS            G96655108      97,429   2,977,650  SH        DEFINED   1,2,3,4,5        x
Winnebago Inds Inc               Common         974637100       9,445     288,390  SH        DEFINED     1,4,5          x
                                                            3,164,400